Financial Liabilities Designated at Fair Value	12 Months Ended
Dec. 31, 2017
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Financial Liabilities Designated at Fair Value

24. FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE

	2017 £m	2016 £m
US$10bn Euro Commercial Paper Programmes	387	454
US$30bn Euro Medium Term Note Programme	169	184
Structured Notes Programmes	932	1,137
Warrants programme	–	2
Eurobonds	147	137
Structured deposits	680	526
	2,315	2,440

The fair value is based on quoted prices in an active market for the specific instrument concerned, if available. When quoted market prices are unavailable, the fair value is estimated using valuation techniques, the inputs for which are either based upon quoted prices in an inactive market for the instrument, or are estimated by comparison with quoted prices in an active market for similar instruments. In both cases, the fair value includes the effect of applying the credit spread which is appropriate to the Santander UK group’s liabilities. The change in fair value attributable to the Santander UK group’s own credit spread is computed as follows: for each security at each reporting date, an externally verifiable price is obtained or a price is derived using credit spreads for similar securities for the same issuer or credit default swaps. Each security is then valued using discounted cash flows, incorporating a LIBOR-based discount curve. The difference in the valuations is attributable to the Santander UK group’s own credit spread. This methodology is applied consistently across all securities where it is believed that counterparties would consider the Santander UK group’s creditworthiness when pricing trades.

As part of our ring-fencing plans, with effect from 1 November 2017, all outstanding structured notes and warrants issued by Abbey National Treasury Services plc under the Structured Notes Programmes and the Warrants Programme were novated to Santander UK plc. All rights, obligations and liabilities of Abbey National Treasury Services plc under these structured notes and warrants have been taken over and assumed by Santander UK plc and all future structured notes will be issued by Santander UK plc. In addition, during 2017 Santander UK plc established separate commercial paper and certificate of deposit programmes, with similar terms to the existing Abbey National Treasury Services plc programmes. For more information on our ring-fencing plans, see Note 39.

Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The net loss during the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £29m (2016: £6m gain, 2015: £23m gain). The cumulative net loss attributable to changes in the Santander UK group’s own credit risk on the above securities at 31 December 2017 was £7m (2016: £22m gain). Of the change in carrying value during the year ended 31 December 2017, cash and non-cash changes amounted to £(263)m and £138m respectively. Non-cash changes consist of £(46)m of unrealised foreign exchange differences, £37m for changes in fair value and £147m of other changes predominantly accrued interest.

At 31 December 2017, the amount that would be required to be contractually paid at maturity of the securities above was £4m lower (2016: £35m) than the carrying value.